UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	August 31
Date of reporting period:	August 31, 2026

T-REX 2X Long MSTR Daily Target ETF, T-REX 2X Inverse MSTR Daily Target ETF, T-REX 2X Long NFLX Daily Target ETF and T-REX 2X Long SBET Daily Target ETF (the “T-REX ETFs”)

ITEM 1.(a).  Reports to Stockholders.

T-REX 2X Long MSTR Daily Target ETF Tailored Shareholder Report

annual shareholder report August 31, 2026 T-REX 2X Long MSTR Daily Target ETF Ticker: MSTU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long MSTR Daily Target ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.rexshares.com/mstu/. You can also request this information by contacting us at 833-759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long MSTR Daily Target ETF	$56	1.05%

How Did the Fund Perform During the period?

For the period of September 1, 2025, through August 31, 2026, the T-REX 2x Long MSTR Daily Target ETF (the “Fund”) returned -93.73%, compared with -60.25% for MicroStrategy, Inc. (“MSTR”) and +20.38% for the S&P 500® Index.

What Factors Influenced Performance?

The Fund seeks to deliver 2x the daily return of MSTR, and its performance over the period reflects both the significant decline of MicroStrategy’s shares and the compounding effects of daily leverage. Bitcoin, MicroStrategy’s primary balance sheet asset, began the period near $90,000 per coin and surged above $110,000 in late 2025 before undergoing a sharp correction in early 2026, with prices falling to approximately $63,000 in February 2026. Bitcoin ended the period near $78,000, a net decline of approximately 14% from August 2025 levels. MicroStrategy—which had rebranded as Strategy Inc. during the period—declined far more than Bitcoin itself, as the company’s leveraged balance sheet and continued Bitcoin accumulation strategy amplified the impact of crypto’s price path on equity valuations. The Fund’s 2x daily leverage further magnified each session’s loss during the extended drawdown, and the compounding of daily returns in a trending bearish environment caused the Fund’s total return to significantly exceed the underlying stock’s decline.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long MSTR Daily Target ETF - $1,320
S&P 500® Index - $13,972
$25,000
$20,000
$15,000
$10,000
$5,000
$0
09/18/2024*
02/28/2025
08/31/2025
02/28/2026
08/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
T-Rex 2X Long MSTR Daily Target ETF	-93.73%	-64.57%
S&P 500® Index	20.38%	18.67%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/mstu/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long MSTR Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026 )

Fund Net Assets	$547,237,893
Number of Holdings	9
Total Net Advisory Fee	$5,852,565
Portfolio Turnover Rate	73,608,345%

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	200.00%
Exchange Traded Funds	0.00%¹

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

¹	Less than 0.005%

Portfolio Composition
Cash	93.27%
Derivatives	3.49%
Other Assets Net of Liabilities	3.24%
Exchange Traded Funds	0.00%¹
¹	Less than 0.005%

Material Changes

Stock Splits

On July 31, 2026, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1:10. The Creation Unit size for the Fund remains at 10,000 shares per unit. The record date for the reverse stock split was August 21, 2026, and the reverse stock split was effectuated after the close of trading on August 21, 2026. Shares of the Fund began trading on a split-adjusted basis on August 24, 2026.

On November 20, 2025, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1:10. The Creation Unit size for the Fund remains at 10,000 shares per unit. The record date for the reverse stock split was December 1, 2025, and the reverse stock split was effectuated after the close of trading on December 2, 2025. Shares of the Fund began trading on a split-adjusted basis on December 3, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.rexshares.com/mstu/.

T-REX 2X Inverse MSTR Daily Target ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026 T-REX 2X Inverse MSTR Daily Target ETF Ticker: MSTZ (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Inverse MSTR Daily Target ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.rexshares.com/mstz/. You can also request this information by contacting us at 833‑759‑6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse MSTR Daily Target ETF	$102	1.05%

How Did the Fund Perform During the period?

For the period of September 1, 2025, through August 31, 2026, the T-REX 2x Inverse MSTR Daily Target ETF (the “Fund”) returned -6.25%, compared with -60.25% for MicroStrategy, Inc. (“MSTR”) and +20.38% for the S&P 500® Index.

What Factors Influenced Performance?

Because the Fund seeks to deliver 2x the inverse of MSTR’s daily performance, its modest loss during the period reflects the highly path-dependent nature of leveraged and inverse ETFs. MicroStrategy shares surged to nearly $365—a multi-year high—in late 2025, driven by Bitcoin’s rally above $110,000 per coin. The Fund bore substantial losses during this initial advance, as its inverse exposure meant it declined sharply while MSTR rallied. Although MSTR subsequently entered a steep and prolonged decline—ultimately falling approximately 60% from August 2025 levels to end the period near $133—the gains generated by the Fund during the descent were insufficient to fully recover the losses incurred during MSTR’s earlier peak. This outcome illustrates a defining characteristic of daily-reset leveraged inverse products: when the underlying asset experiences large moves in both directions, the path of returns—not just the beginning and ending price—determines the Fund’s performance, and extended volatility can erode the theoretical inverse benefit even when the underlying stock ultimately declines over the full period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Inverse MSTR Daily Target ETF - $97
S&P 500® Index - $13,972
$15,000
$10,000
$5,000
$0
09/18/2024*
02/28/2025
08/31/2025
02/28/2026
08/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
T-Rex 2X Inverse MSTR Daily Target ETF	-6.25%	-90.71%
S&P 500® Index	20.38%	18.67%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/mstz/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Inverse MSTR Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026 )

Fund Net Assets	$73,062,769
Number of Holdings	4
Total Net Advisory Fee	$1,047,757
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	100.51%
Liabilities in Excess of Other Assets	5.23%
Derivatives	-5.74%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.rexshares.com/mstz/.

T-REX 2X Long NFLX Daily Target ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026 T-REX 2X Long NFLX Daily Target ETF Ticker: NFLU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long NFLX Daily Target ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.rexshares.com/nflu/. You can also request this information by contacting us at 833-759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long NFLX Daily Target ETF	$71	1.05%

How Did the Fund Perform During the period?

For the period of September 1, 2025, through August 31, 2026, the T-REX 2x Long NFLX Daily Target ETF (the “Fund”) returned -65.15%, compared with a -32.92% return for Netflix, Inc. (“NFLX”) and +20.38% for the S&P 500® Index.

What Factors Influenced Performance?

Netflix shares declined over the period, retreating from elevated valuation levels reached in late 2025. The stock reached approximately $125 per share in October 2025—its highest level of the period—before reversing course as investors grew more cautious on the streaming sector. Netflix completed a 10-for-1 stock split in November 2025, which broadened retail accessibility but did not alter the underlying price trajectory. Concerns about the pace of subscriber growth in a maturing global streaming market, intensifying competition from well-capitalized rivals, and broader pressure on consumer discretionary and media valuations all contributed to the stock’s decline. By period end, Netflix traded near $81 per share (split-adjusted), a decline of approximately 33% from August 2025 levels. The Fund’s 2x daily leverage amplified each day’s loss during the sustained downturn, and the compounding of daily returns in a persistently declining market caused the Fund’s total return to meaningfully exceed the magnitude of the underlying stock’s loss.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long NFLX Daily Target ETF - $8,130
S&P 500® Index - $13,700
$25,000
$20,000
$15,000
$10,000
$5,000
09/27/2024*
02/28/2025
08/31/2025
02/28/2026
08/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
T-Rex 2X Long NFLX Daily Target ETF	-65.15%	-10.18%
S&P 500® Index	20.38%	17.73%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/nflu/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long NFLX Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026 )

Fund Net Assets	$33,125,789
Number of Holdings	2
Total Net Advisory Fee	$424,148
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	74.58%
Derivatives	13.26%
Other Assets Net of Liabilities	12.16%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.rexshares.com/nflu/.

T-REX 2X Long SBET Daily Target ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026 T-REX 2X Long SBET Daily Target ETF Ticker: SBTU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long SBET Daily Target ETF for the period of October 21, 2025 (inception) to August 31, 2026. You can find additional information about the Fund at www.rexshares.com/sbtu/. You can also request this information by contacting us at 833‑759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SBET Daily Target ETF	$76¹	1.50%²
¹	Costs are for the period of October 21, 2025 (inception) to August 31, 2026. Costs for a full annual period would be higher.
²	Annualized.

How Did the Fund Perform During the period?

Since its inception on October 21, 2025, through the period ended August 31, 2026, the T-REX 2X Long SBET Daily Target ETF (the "Fund") returned -82.52%, compared with -39.82% for SharpLink, Inc. ("SBET") and +15.27% for the S&P 500® Index.

What Factors Influenced Performance?

The Fund seeks to deliver 2x the daily return of SBET, the common stock of SharpLink, Inc. (NASDAQ: SBET), and its substantial loss during the period reflects both the directional decline in SBET and the compounding effects inherent in daily-reset leveraged ETFs. SharpLink, formerly known as SharpLink Gaming, pivoted during late 2025 to an Ethereum treasury strategy—accumulating Ether as a primary balance sheet asset in a manner drawing comparisons to MicroStrategy's approach with Bitcoin. While the announcement generated initial investor interest, SBET ultimately declined materially over the period, falling approximately 39.82% from its inception-period price. As Ethereum prices softened and SharpLink reported significant unrealized losses on its cryptocurrency holdings—including a $394 million net loss in the second quarter of 2026 attributable to the decline in Ether's value—analyst price targets were reduced materially and investor confidence in the Ethereum treasury strategy waned.

The Fund's -82.52% decline exceeded twice the -39.82% loss of SBET, a result consistent with the path dependency and volatility decay that characterize daily-reset leveraged products. Because the Fund resets its leverage daily, periods of elevated volatility in SBET—even when interspersed with partial recoveries—eroded the Fund's value beyond what a simple 2x multiple of the total period return would imply. The contrast between the Fund's -82.52% loss and the +15.27% return of the S&P 500® Index underscores the significant risks of maintaining leveraged long exposure to a single stock that experiences sustained losses compounded by elevated volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long SBET Daily Target ETF - $1,748
S&P 500® Index - $11,527
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
10/21/2025*
11/30/2025
02/28/2026
05/31/2026
08/31/2026

*	Inception

Annual Performance

Total Return Since Inception
T-REX 2X Long SBET Daily Target ETF	-82.52%
S&P 500® Index	15.27%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/sbtu/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long SBET Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026 )

Fund Net Assets	$5,548,796
Number of Holdings	2
Total Net Advisory Fee	$28,872
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	113.18%
Money Market Fund	2.39%
Derivatives	-5.95%
Liabilities in Excess of Other Assets	-9.62%

Material Changes

Stock Splits

On July 31, 2026, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1:10. The Creation Unit size for the Fund remains at 10,000 shares per unit. The record date for the reverse stock split was August 21, 2026, and the reverse stock split was effectuated after the close of trading on August 21, 2026. Shares of the Fund began trading on a split-adjusted basis on August 24, 2026.

Fund Liquidation

On October 20, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the Fund based on the recommendation of the Fund’s investment advisor, Tuttle Capital Management, LLC. The Fund will cease trading on Cboe BZX Exchange, Inc. and will be closed to purchases as of the close of regular trading on November 3, 2026 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on November 12, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash equal to each shareholder’s proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind as permitted under the Plan. Once distributions are complete, the Fund will terminate.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.rexshares.com/sbtu/.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,500 for 2026 and $12,500 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2026 and $3,300 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS AND OTHER INFORMATION

Period Ended August 31, 2026

T-REX 2X LONG MSTR DAILY TARGET ETF

T-REX 2X INVERSE MSTR DAILY TARGET ETF

T-REX 2X LONG NFLX DAILY TARGET ETF

T-REX 2X LONG SBET DAILY TARGET ETF(1)

(1) The Fund commenced operations on October 21, 2025.

T- REX 2X LONG MSTR DAILY TARGET ETF

Schedule of Investments	August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 0.00%(A)
The Laddered T-Bill ETF(B)	100	$2,503
(Cost: $2,503)

TOTAL INVESTMENTS - 0.00%(A)		2,503
(Cost: $2,503)
Other Assets, Net of Liabilities - 100.00%(C)		547,235,390
TOTAL NET ASSETS -100.00%		$547,237,893

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Strategy, Inc.	Receive	OBFR01(D)+710bps	Monthly	11/18/2026	$217,794,538	$(7,575,153)
National Bank of Canada	Strategy, Inc.	Receive	OBFR01(D)+650bps	Monthly	12/29/2026	82,743,983	3,481,905
Jane Street Capital	Strategy, Inc.	Receive	OBFR01(D)+1000bps	Monthly	3/9/2027	58,281,162	14,234,700
Natixis Investment Managers	Strategy, Inc.	Receive	OBFR01(D)+1000bps	Monthly	6/30/2027	160,524,651	(5,636,698)
BMO Capital Markets	Strategy, Inc.	Receive	OBFR01(D)+1500bps	Monthly	9/1/2027	42,333,945	(445,790)
Marex Derivative Products, Inc.	Strategy, Inc.	Receive	OBFR01(D)+750bps	Monthly	11/3/2027	132,780,339	24,490,227
Clear Street Derivatives, LLC	Strategy, Inc.	Receive	OBFR01(D)+750bps	Quarterly	4/26/2028	296,795,995	(10,336,551)
Ripple Inc.	Strategy, Inc.	Receive	OBFR01(D)+500bps	Monthly	8/24/2029	104,788,626	872,042
TOTAL RETURN SWAP CONTRACTS						$1,096,043,239	$19,084,682

(A)	Less than 0.005%.

(B)	Affiliated investment - the Fund’s Advisor also serves as sub-advisor to the underlying ETF.

(C)	Includes cash which is being held as collateral for total return swap contracts.

(D)	OBFR01 - Overnight Bank Funding Rate, 3.63% as of August 31, 2026.

See Notes to Financial Statements

1

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X INVERSE MSTR DAILY TARGET ETF

Schedule of Investments	August 31, 2026

Value

Other Assets, Net of Liabilities - 100.00%(A)	$73,062,769
TOTAL NET ASSETS - 100.00%	$73,062,769

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

	Reference	Pay/Receive					Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
Jane Street Capital	Strategy Inc.	Pay	OBFR01(B)-300bps	Monthly	3/8/2027	$(21,909,576)	$(6,812,799)
Natixis Investment Managers	Strategy Inc.	Pay	OBFR01(B)-500bps	Monthly	9/24/2027	(26,745,268)	893,068
Marex Derivative Products, Inc.	Strategy Inc.	Pay	—	Monthly	12/21/2027	(51,110,644)	160,055
Clear Street Derivatives, LLC	Strategy Inc.	Pay	OBFR01(B)-250bps	Quarterly	1/12/2028	(46,383,165)	1,566,067
TOTAL RETURN SWAP CONTRACTS						$(146,148,653)	$(4,193,609)

(A)	Includes cash which is being held as collateral for total return swap contracts.

(B)	OBFR01 - Overnight Bank Funding Rate, 3.63% as of August 31, 2026.

See Notes to Financial Statements

2

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X LONG NFLX DAILY TARGET ETF

Schedule of Investments	August 31, 2026

Value

Other Assets, Net of Liabilities - 100.00%(A)	$33,125,789
TOTAL NET ASSETS - 100.00%	$33,125,789

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

	Reference	Pay/Receive					Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
Clear Street Derivatives, LLC	Netflix, Inc.	Receive	OBFR01(B)+100bps	Quarterly	10/7/2026	$26,298,780	$1,864,178
CF Secured, LLC	Netflix, Inc.	Receive	OBFR01(B)+350bps	Monthly	1/11/2027	39,941,440	2,527,482
TOTAL RETURN SWAP CONTRACTS						$66,240,220	$4,391,660

(A)	Includes cash which is being held as collateral for total return swap contracts.

(B)	OBFR01 - Overnight Bank Funding Rate, 3.63% as of August 31, 2026.

See Notes to Financial Statements

3

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X LONG SBET DAILY TARGET ETF

Schedule of Investments	August 31, 2026

	Shares	Value
MONEY MARKET FUND - 2.39%
First American Government Obligations Fund - Class X 3.582%(A)	132,485	$132,485
(Cost: $132,485)

TOTAL INVESTMENTS - 2.39%		132,485
(Cost: $132,485)
Other Assets, Net of Liabilities - 97.61% (B)		5,416,311
TOTAL NET ASSETS - 100.00%		$5,548,796

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

	Reference	Pay/Receive					Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
Clear Street Derivatives, LLC	SharpLink, Inc.	Receive	OBFR01(C)+250bps	Quarterly	10/20/2027	$11,100,881	$(330,125)
TOTAL RETURN SWAP CONTRACTS						$11,100,881	$(330,125)

(A)	Effective 7 day yield as of August 31, 2026.

(B)	Includes cash which is being held as collateral for total return swap contracts.

(C)	OBFR01 - Overnight Bank Funding Rate, 3.63% as of August 31, 2026.

See Notes to Financial Statements

4

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Statements of Assets and Liabilities	August 31, 2026

	Long	Inverse	Long	Long
	MSTR	MSTR	NFLX	SBET
ASSETS
Unaffiliated investments at value(1) (Note 1)	$—	$—	$—	$132,485
Affiliated investments at value(2) (Note 1)	2,503	—	—	—
Cash collateral held for open total return swap contracts (Note 1)	460,045,949	68,571,274	20,995,075	6,280,000
Cash	50,374,330	4,863,443	3,710,843	—
Receivable for capital stock sold	2,615,726	—	—	—
Dividends and interest receivable	—	—	—	280
Net unrealized appreciation of total return swap contracts	19,084,682	—	4,391,660	—
Net due from counterparty on total return swap contracts	25,937,032	7,869,166	6,917,705	—
TOTAL ASSETS	558,060,222	81,303,883	36,015,283	6,412,765

Payable for capital stock redeemed	5,885,382	3,965,021	2,845,160	437,019
Accrued advisory fees (Note 2)	349,156	82,484	44,334	5,379
Net unrealized depreciation of total return swap contracts	—	4,193,609	—	330,125
Net due to counterparty on total return swap contracts	4,587,791	—	—	91,446
TOTAL LIABILITIES	10,822,329	8,241,114	2,889,494	863,969
NET ASSETS	$547,237,893	$73,062,769	$33,125,789	$5,548,796

Net Assets Consist of:
Paid-in capital	$2,190,196,881	$113,671,870	$44,075,565	$7,553,468
Distributable earnings (accumulated deficits)	(1,642,958,988)	(40,609,101)	(10,949,776)	(2,004,672)
Net Assets	$547,237,893	$73,062,769	$33,125,789	$5,548,796

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	16,736,860	15,110,000	1,630,000	126,985
Net Asset Value and Offering Price Per Share	$32.70	$4.84	$20.32	$43.70

(1) Cost of unaffiliated investments:	$—	$—	$—	$132,485
(2) Cost of affiliated investments:	$2,503	$—	$—	$—

See Notes to Financial Statements

5

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Statements of Operations	Period Ended August 31, 2026

	Long	Inverse	Long	Long
	MSTR	MSTR	NFLX	SBET(1)
INVESTMENT INCOME
Dividends from affiliated investments (Note 1)	$49	$—	$—	$—
Interest income	—	—	—	1,470
Total investment income	49	—	—	1,470

EXPENSES
Investment advisory fees (Note 2)	5,852,565	1,047,757	424,148	28,872
Total expenses	5,852,565	1,047,757	424,148	28,872

Net investment income (loss)	(5,852,516)	(1,047,757)	(424,148)	(27,402)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	942,835	—	3,092,483	—
Net realized gain (loss) on total return swap contracts	(1,756,922,038)	78,642,263	(18,994,289)	(1,525,517)
Total net realized gain (loss)	(1,755,979,203)	78,642,263	(15,901,806)	(1,525,517)

Net change in unrealized appreciation (depreciation) of total return swap contracts	119,694,572	(5,873,765)	4,355,381	(330,125)
Total net change in unrealized appreciation (depreciation)	119,694,572	(5,873,765)	4,355,381	(330,125)

Total net realized and unrealized gain (loss)	(1,636,284,631)	72,768,498	(11,546,425)	(1,855,642)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,642,137,147)	$71,720,741	$(11,970,573)	$(1,883,044)

(1)	The Fund commenced operations on October 21, 2025.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Statements of Changes in Net Assets

	Long MSTR		Inverse MSTR		Long NFLX		Long SBET
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
	August 31, 2026	August 31, 2025(1)	August 31, 2026	August 31, 2025(1)	August 31, 2026	August 31, 2025(2)	August 31, 2026(3)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(5,852,516)	$(14,435,904)	$(1,047,757)	$(1,168,812)	$(424,148)	$(113,291)	$(27,402)
Total net realized gain (loss)	(1,755,979,203)	(27,239,115)	78,642,263	(111,679,748)	(15,901,806)	4,019,374	(1,525,517)
Total net change in unrealized appreciation (depreciation)	119,694,572	(100,609,890)	(5,873,765)	1,680,156	4,355,381	36,279	(330,125)
Increase (decrease) in net assets from operations	(1,642,137,147)	(142,284,909)	71,720,741	(111,168,404)	(11,970,573)	3,942,362	(1,883,044)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(5,068,786)	—	—	—	(7,977)	—	—
Decrease in net assets from distributions	(5,068,786)	—	—	—	(7,977)	—	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	2,857,644,045	3,624,296,665	1,082,336,060	1,644,973,926	265,098,493	77,013,384	10,511,904
Cost of shares redeemed	(1,686,092,829)	(2,459,119,146)	(1,197,353,361)	(1,417,446,193)	(249,738,538)	(51,211,362)	(3,080,064)
Increase (decrease) in net assets from capital stock transactions	1,171,551,216	1,165,177,519	(115,017,301)	227,527,733	15,359,955	25,802,022	7,431,840

NET ASSETS
Increase (decrease) during period	(475,654,717)	1,022,892,610	(43,296,560)	116,359,329	3,381,405	29,744,384	5,548,796
Beginning of period	1,022,892,610	—	116,359,329	—	29,744,384	—	—
End of period	$547,237,893	$1,022,892,610	$73,062,769	$116,359,329	$33,125,789	$29,744,384	$5,548,796

(1)	The Fund commenced operations on September 18, 2024.
(2)	The Fund commenced operations on September 27, 2024.
(3)	The Fund commenced operations on October 21, 2025.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X LONG MSTR DAILY TARGET ETF

Financial Highlights	Selected Per Share Data Throughout Each Period

	Year Ended		Period Ended
	August 31, 2026(5)		August 31, 2025(5)(6)
Net asset value, beginning of period	$526.34		$250.00
Investment activities
Net investment income (loss)(1)	(0.73)		(8.44)
Net realized and unrealized gain (loss)(2)	(492.62)		284.78
Total from investment activities	(493.35)		276.34
Distributions
Net investment income	(0.29)		—
Total distributions	(0.29)		—

Net asset value, end of period	$32.70		$526.34

Total Return(3)	(93.73%)		110.54%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%		1.05%
Net investment income (loss)	(1.05%)		(1.03%)
Portfolio turnover rate(3)	73,608,345	% (7)	5,286%
Net assets, end of period (000s)	$547,238		$1,022,893

(1)	Per share amounts calculated using the average shares outstanding during the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)	Ratios to average net assets have been annualized for periods less than one year.

(5)	On December 13, 2024, the Fund effected a 10 for 1 stock split; on December 2, 2025, the Fund effected a 1 for 10 reverse stock split; and on August 21, 2026, the Fund effected a 1 for 10 reverse stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5).

(6)	The Fund commenced operations on September 18, 2024.

(7)	Portfolio turnover rate increased significantly compared to the prior year due to substantial trading activity in underlying securities relative to the Fund’s average month end portfolio value during the year.

See Notes to Financial Statements

8

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X INVERSE MSTR DAILY TARGET ETF

Financial Highlights	Selected Per Share Data Throughout Each Period

	Year Ended	Period Ended
	August 31, 2026	August 31, 2025(6)(7)
Net asset value, beginning of period	$5.16	$500.00
Investment activities
Net investment income (loss)(1)	(0.09)	(0.07)
Net realized and unrealized gain (loss)(2)	(0.23)	(494.77)
Total from investment activities	(0.32)	(494.84)

Net asset value, end of period	$4.84	$5.16

Total Return(3)	(6.25%)	(98.97%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000s)	$73,063	$116,360

(1)	Per share amounts calculated using the average shares outstanding during the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Total return is for the period indicated and has not been annualized for periods less than one year.

(4)	Ratios to average net assets have been annualized for periods less than one year.

(5)	Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(6)	On December 13, 2024, the Fund effected a 1 for 20 reverse stock split. All historical per share information has been retroactively adjusted to reflect this stock split (Note 5).

(7)	The Fund commenced operations on September 18, 2024.

See Notes to Financial Statements

9

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X LONG NFLX DAILY TARGET ETF

Financial Highlights	Selected Per Share Data Throughout Each Period

	Year Ended	Period Ended
	August 31, 2026	August 31, 2025(7)
Net asset value, beginning of period	$58.32	$25.00
Investment activities
Net investment income (loss)(1)	(0.28)	(0.51)
Net realized and unrealized gain (loss)(2)	(37.72)	33.83
Total from investment activities	(38.00)	33.32
Distributions
Net investment income	(—) (3)	—
Total distributions	(—)	—

Net asset value, end of period	$20.32	$58.32

Total Return(4)	(65.15%)	133.29%
Ratios/Supplemental Data(5)
Ratios to average net assets
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$33,126	$29,744

(1)	Per share amounts calculated using the average shares outstanding during the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Less than $0.005.

(4)	Total return is for the period indicated and has not been annualized for periods less than one year.

(5)	Ratios to average net assets have been annualized for periods less than one year.

(6)	Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(7)	The Fund commenced operations on September 27, 2024.

See Notes to Financial Statements

10

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X LONG SBET DAILY TARGET ETF

Financial Highlights	Selected Per Share Data Throughout The Period

Period Ended
August 31, 2026(6)(7)
Net asset value, beginning of period	$250.00
Investment activities
Net investment income (loss)(1)	(0.47)
Net realized and unrealized gain (loss)(2)	(205.83)
Total from investment activities	(206.30)

Net asset value, end of period	$43.70

Total Return(3)	(82.52%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.50%
Net investment income (loss)	(1.42%)
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000s)	$5,549

(1)	Per share amounts calculated using the average shares outstanding during the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Total return is for the period indicated and has not been annualized.

(4)	Ratios to average net assets have been annualized.

(5)	Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(6)	On August 21, 2026, the Fund effected a 1 for 10 reverse stock split. All historical per share information has been retroactively adjusted to reflect this stock split (Note 5).

(7)	The Fund commenced operations on October 21, 2025.

See Notes to Financial Statements

11

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements	August 31, 2026

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long MSTR Daily Target ETF (“Long MSTR”), T-REX 2X Inverse MSTR Daily Target ETF (“Inverse MSTR”), T-REX 2X Long NFLX Daily Target ETF (“Long NFLX”), and the T-REX 2X Long SBET Daily Target ETF (“Long SBET”) (collectively, “the Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. Long MSTR and Inverse MSTR commenced operations on September 18, 2024. Long NFLX commenced operations on September 27, 2024. Long SBET commenced operations on October 21, 2025.

The investment objectives of the Funds’ are as follows:

Fund	Objective
Long MSTR	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Strategy Inc. (NASDAQ: MSTR).
Inverse MSTR	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of Strategy Inc. (NASDAQ: MSTR).
Long NFLX	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Netflix Inc. (NASDAQ: NFLX).
Long SBET	To seek daily investment results, before fees and expenses, of 200% of the daily performance of SharpLink, Inc. (NASDAQ: SBET).

Each Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in each Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and ask price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continued	August 31, 2026

The following is a summary of the level of inputs used to value the Funds’ investments as of August 31, 2026:

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Long MSTR
Assets
Exchange Traded Funds	$2,503	$—	$—	$2,503
Net Unrealized Appreciation of Total Return Swap Contracts	—	19,084,682	—	19,084,682
	$2,503	$19,084,682	$—	$19,087,185

Inverse MSTR
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(4,193,609)	$—	$(4,193,609)
	$—	$(4,193,609)	$—	$(4,193,609)

Long NFLX
Assets
Net Unrealized Appreciation of Total Return Swap Contracts	$—	$4,391,660	$—	$4,391,660
	$—	$4,391,660	$—	$4,391,660

Long SBET
Assets
Money Market Fund	$132,485	$—	$—	$132,485
	$132,485	$—	$—	$132,485

Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(330,125)	$—	$(330,125)
	$—	$(330,125)	$—	$(330,125)

Refer to the Funds’ Schedule of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the period ended August 31, 2026.

Affiliated Investments

As of August 31, 2026, Long MSTR held the following investment which the Board has determined to be within the same group of investment companies as Long MSTR; therefore it is considered to be an affiliate under the Investment Company Act of 1940:

	Market Value			Market Value	Share Balance		Change in
	as of			as of	as of		Unrealized	Realized
Security Name	August 31, 2025	Purchases	Sales	August 31, 2026	August 31, 2026	Dividends	Gain (Loss)	Gain (Loss)
The Laddered T-Bill ETF	$—	$2,503	$—	$2,503	100	$49	$—	$—

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

13

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continued	August 31, 2026

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended August 31, 2026, such reclassifications were due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the write-off of net operating losses.

		Distributable
Fund	Paid-in Capital	Earnings
Long MSTR	$(2,003,058)	$2,003,058
Inverse MSTR	1,161,438	(1,161,438)
Long NFLX	215,690	(215,690)
Long SBET	121,628	(121,628)

Dividends and Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with U.S. federal income tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) for Long MSTR, Inverse MSTR, and Long NFLX will be required to pay to Citibank, N.A. and Long SBET will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250 for Long MSTR, Inverse MSTR, and Long NFLX and $300 for Long SBET. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250 for Long MSTR, Inverse MSTR, and Long NFLX and $300 for Long SBET.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2026:

	Creation	Creation
Fund	Unit Shares	Transaction Fee	Value
Long MSTR	10,000	$250	$327,000

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FINANCIAL STATEMENTS | AUGUST 31, 2026

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Notes to Financial Statements - continued	August 31, 2026

	Creation	Creation
Fund	Unit Shares	Transaction Fee	Value
Inverse MSTR	10,000	$250	$48,400
Long NFLX	10,000	250	203,200
Long SBET	10,000	300	437,000

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Participant Agreement. A Participant Agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swap contracts that the Funds expect to enter into (e.g., total return swap contracts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap contract) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of August 31, 2026.

Long MSTR

	Total Return Swap Contracts
		Derivative	Net Derivative Assets	Collateral Pledged
Counterparty	Derivative Assets	Liabilities	(Liabilities)*	(Received)**	Net Amount
CF Secured, LLC	$—	$7,575,153	$(7,575,153)	$7,575,153	$—
National Bank of Canada	3,481,905	—	3,481,905	—	3,481,905
Jane Street Capital	14,234,700	—	14,234,700	—	14,234,700
Natixis Investment Managers	—	5,636,698	(5,636,698)	5,636,698	—
BMO Capital Markets	—	445,790	(445,790)	445,790	—
Marex Derivative Products, Inc.	24,490,227	—	24,490,227	—	24,490,227
Clear Street Derivatives, LLC	—	10,336,551	(10,336,551)	10,336,551	—
Ripple Inc.	872,042	—	872,042	—	872,042
	$43,078,874	$23,994,192	$19,084,682	$23,994,192	$43,078,874

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FINANCIAL STATEMENTS | AUGUST 31, 2026

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Notes to Financial Statements - continued	August 31, 2026

Inverse MSTR

	Total Return Swap Contracts
		Derivative	Net Derivative Assets	Collateral Pledged
Counterparty	Derivative Assets	Liabilities	(Liabilities)*	(Received)**	Net Amount
Jane Street Capital	$—	$6,812,799	$(6,812,799)	$6,812,799	$—
Natixis Investment Managers	893,068	—	893,068	—	893,068
Marex Derivative Products, Inc.	160,055	—	160,055	—	160,055
Clear Street Derivatives, LLC	1,566,067	—	1,566,067	—	1,566,067
	$2,619,190	$6,812,799	$(4,193,609)	$6,812,799	$2,619,190

Long NFLX

	Total Return Swap Contracts
		Derivative	Net Derivative Assets	Collateral Pledged
Counterparty	Derivative Assets	Liabilities	(Liabilities)*	(Received)**	Net Amount
Clear Street Derivatives, LLC	$1,864,178	$—	$1,864,178	$—	$1,864,178
CF Secured, LLC	2,527,482	—	2,527,482	—	2,527,482
	$4,391,660	$—	$4,391,660	$—	$4,391,660

Long SBET

	Total Return Swap Contracts
		Derivative	Net Derivative Assets	Collateral Pledged
Counterparty	Derivative Assets	Liabilities	(Liabilities)*	(Received)**	Net Amount
Clear Street Derivatives, LLC	$—	$330,125	$(330,125)	$330,125	$—
	$—	$330,125	$(330,125)	$330,125	$—

* Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

** Collateral Pledged (Received) is limited to an amount not to exceed the Net Derivative Assets (Liabilities) by counterparty. The actual Collateral Pledged (Received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the period ended August 31, 2026, were as follows:

Average Monthly
Fund	Notional Value
Long MSTR	$1,056,427,235
Inverse MSTR	(203,918,056)
Long NFLX	81,222,419
Long SBET	4,857,129

As of August 31, 2026, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long MSTR
Derivative Assets
	Net unrealized appreciation of total return swap contracts	$19,084,682
Inverse MSTR
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(4,193,609)

16

FINANCIAL STATEMENTS | AUGUST 31, 2026

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Notes to Financial Statements - continued	August 31, 2026

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long NFLX
Derivative Assets
	Net unrealized appreciation of total return swap contracts	$4,391,660
Long SBET
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(330,125)

The effect of derivative instruments on the Statements of Operations, and whose underlying risk exposure is equity price risk, for the period ended August 31, 2026 is as follows:

		Net Change in
		Unrealized
		Appreciation
	Realized Gain (Loss)	(Depreciation) of
Fund	on Derivatives*	Derivatives**
Long MSTR	$(1,756,922,038)	$119,694,572
Inverse MSTR	78,642,263	(5,873,765)
Long NFLX	(18,994,289)	4,355,381
Long SBET	(1,525,517)	(330,125)

* Statements of Operations location: Net realized gain (loss) on total return swap contracts.

** Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Funds’ investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of each Funds’ assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of each Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets. The Advisory fee schedule for each Fund is as follows:

Fund	Advisory Fee Rate
Long MSTR	1.05%
Inverse MSTR	1.05%
Long NFLX	1.05%
Long SBET	1.50%

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of the ETFs. The research of an affiliate of REX was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment advisor to the Funds. REX is not related to the Advisor, the Funds or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

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FINANCIAL STATEMENTS | AUGUST 31, 2026

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Notes to Financial Statements - continued	August 31, 2026

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, providing the Funds with access to and the use of REX’s marketing capabilities, including leveraging the REX’s expertise in developing marketing strategies and communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds. REX does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as each Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

The Custodian, Transfer Agent and Fund Accountant for Long MSTR, Inverse MSTR, and Long NFLX are as follows:

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

The Fund Accountant, Transfer Agent and Custodian for Long SBET are as follows:

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person,” as defined in the 1940 Act, of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their services. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 - INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term securities for the period ended August 31, 2026, were as follows:

Fund	Purchases	Sales
Long MSTR	$991,476,662	$(992,416,994)
Inverse MSTR	—	—

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FINANCIAL STATEMENTS | AUGUST 31, 2026

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Notes to Financial Statements - continued	August 31, 2026

Fund	Purchases	Sales
Long NFLX	$256,661,491	$(259,753,974)
Long SBET	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds' financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid during the period ended August 31, 2026, were as follows. There were no distributions paid during the period ended August 31, 2025:

Period Ended August 31, 2026
Fund	Distributions Paid From Ordinary Income
Long MSTR	$5,068,786
Inverse MSTR	—
Long NFLX	7,977
Long SBET	—

As of August 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Loss)	Other Accumulated Losses	Net Unrealized Appreciation (Depreciation)	Total
Long MSTR	$—	$(1,666,046,954)	$23,087,966	$(1,642,958,988)
Inverse MSTR	—	(36,383,680)	(4,225,421)	(40,609,101)
Long NFLX	—	(15,993,664)	5,043,888	(10,949,776)
Long SBET	1,544,498	(3,227,370)	(321,800)	(2,004,672)

Under current law, late-year ordinary losses and post-October capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds elected to defer these losses as follows:

Fund	Late-year Ordinary Losses
Long MSTR	$112,396,124
Inverse MSTR	—
Long NFLX	4,226,731
Long SBET	—

As of August 31, 2026, the Funds had capital loss carryforwards. These losses may be carried forward indefinitely. The tax character of these losses is as follows:

Fund	Short Term	Long Term	Total
Long MSTR	$1,553,650,830	$—	$1,553,650,830
Inverse MSTR	36,383,680	—	36,383,680
Long NFLX	11,766,933	—	11,766,933
Long SBET	3,227,370	—	3,227,370

19

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continued	August 31, 2026

The Funds utilized the following amounts of capital loss carryforwards from the period ended August 31, 2026, to offset net realized gains from the period ended August 31, 2025:

Fund	Capital Loss Carryforward Used
Long MSTR	$—
Inverse MSTR	71,051,978
Long NFLX	—
Long SBET	—

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long MSTR	$2,503	$23,087,966	$—	$23,087,966
Inverse MSTR	—	—	(4,225,421)	(4,225,421)
Long NFLX	—	5,043,888	—	5,043,888
Long SBET	132,485	—	(321,800)	(321,800)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc., and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a "Creation Unit"). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds' Distributor or Transfer Agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Period Ended August 31, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Long MSTR(1)(2)	44,425,700	(29,632,240)	14,793,460
Inverse MSTR	116,450,000	(123,900,000)	(7,450,000)
Long NFLX	9,530,000	(8,410,000)	1,120,000
Long SBET(3)	178,000	(51,015)	126,985

	Period Ended August 31, 2025
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Long MSTR(1)(2)(4)	4,547,200	(2,603,800)	1,943,400
Inverse MSTR(5)	175,819,500	(153,259,500)	22,560,000
Long NFLX	1,430,000	(920,000)	510,000

(1)	Share amounts for Long MSTR have been adjusted for a 1 for 10 reverse stock split effective on December 2, 2025.

(2)	Share amounts for Long MSTR have been adjusted for a 1 for 10 reverse stock split effective on August 21, 2026.

(3)	Share amounts for Long SBET have been adjusted for a 1 for 10 reverse stock split effective on August 21, 2026.

(4)	Share amounts for Long MSTR have been adjusted for a 10 for 1 stock split effective on December 13, 2024.

(5)	Share amounts for Inverse MSTR have been adjusted for a 1 for 20 reverse stock split effective on December 13, 2024.

On July 31, 2026, the Board approved a reverse stock split for Long MSTR and Long SBET at a split ratio of 1:10. The Creation Unit size for each Fund remains at 10,000 shares per unit.

20

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continued	August 31, 2026

For Long MSTR, the record date for the reverse stock split was August 21, 2026 and the stock split was effectuated after the close of trading on August 21, 2026. Shares of Long MSTR began trading on a split-adjusted basis on August 24, 2026.

For Long SBET, the record date for the reverse stock split was August 21, 2026 and the stock split was effectuated after the close of trading on August 21, 2026. Shares of Long SBET began trading on a split-adjusted basis on August 24, 2026.

All historical per share information has been retroactively adjusted to reflect the reverse stock split. Set forth below are details regarding the splits effected on August 21, 2026, respectively:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split*	Shares Outstanding Before Split	Shares Outstanding After Split
Long MSTR	8/21/2026	1-for-10	$2.73	$27.28	177,908,971	17,790,897
Long SBET	8/21/2026	1-for-10	3.74	37.39	1,470,000	147,000

*Per-share amounts are rounded independently after giving effect to the stock splits.

On November 20, 2025, the Board approved a reverse stock split for Long MSTR at a split ratio of 1:10. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long MSTR, the record date for the reverse stock split was December 1, 2025, and the stock split was effectuated after the close of trading on December 2, 2025. Shares of Long MSTR began trading on a split-adjusted basis on December 3, 2025.

All historical per share information has been retroactively adjusted to reflect the reverse stock split. Set forth below are details regarding the splits effected on December 2, 2025, respectively:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split*	Shares Outstanding Before Split	Shares Outstanding After Split
Long MSTR	12/2/2025	1-for-10	$1.25	$12.50	489,380,000	48,938,000

*Per-share amounts are rounded independently after giving effect to the stock splits.

On December 12, 2024, the Board approved a stock split for Long MSTR at a split ratio of 10:1 and approved a reverse stock split for Inverse MSTR at a reverse split ratio of 1:20. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long MSTR, the record date for the stock split was December 13, 2024, and the stock split was effectuated after the close of trading on December 13, 2024. Shares of Long MSTR began trading on a split-adjusted basis on December 16, 2024.

For Inverse MSTR, the record date for the reverse stock split was December 13, 2024, and the reverse stock split was effectuated after the close of trading on December 13, 2024. Shares of Inverse MSTR began trading on a split-adjusted basis on December 16, 2024.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on December 13, 2024, respectively:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split*	Shares Outstanding Before Split	Shares Outstanding After Split
Long MSTR	12/13/2024	10-for-1	$164.19	$16.42	15,440,000	154,400,000
Inverse MSTR	12/13/2024	1-for-20	0.84	16.88	133,550,000	6,677,500

*Per-share amounts are rounded independently after giving effect to the stock splits.

NOTE 6 - RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested in the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds' prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Fund Liquidations

On October 20, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for Long SBET based on the recommendation of the Fund's investment advisor, Tuttle Capital Management, LLC.

21

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continued	August 31, 2026

Long SBET will cease trading on Cboe BZX Exchange, Inc. and will be closed to purchases as of the close of regular trading on November 3, 2026 (the “Closing Date”). Long SBET will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. Long SBET is expected to liquidate on November 12, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, Long SBET expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash in an amount equal to each shareholder’s proportionate interest in the net assets of Long SBET, after payment of Fund liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind, as permitted under the Plan. Once distributions are complete, Long SBET will terminate.

Prior to the Closing Date, the Advisor will begin liquidating Long SBET's portfolio, which will result in Long SBET holding increased cash positions and deviating from its stated investment objectives and strategies. Long SBET will bear brokerage, transaction, and other expenses associated with the liquidation, which have been determined to be extraordinary expenses.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as already included in the notes to these financial statements, no additional items require disclosure.

22

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Report of Independent Registered Public Accounting Firm

To the Shareholders of T-REX 2X Long MSTR Daily Target ETF, T-REX 2X Inverse MSTR Daily Target ETF, T-REX 2X Long NFLX Daily Target ETF and T-REX 2X Long SBET Daily Target ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of August 31, 2026, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
T-REX 2X Long MSTR Daily Target ETF and T-REX 2X Inverse MSTR Daily Target ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from September 18, 2024 (commencement of operations) through August 31, 2025
T-REX 2X Long NFLX Daily Target ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from September 27, 2024 (commencement of operations) through August 31, 2025
T-REX 2X Long SBET Daily Target ETF	For the period from October 21, 2025 (commencement of operations) through August 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and counterparties. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of a Matter

As described in Note 7 to the financial statements, on October 20, 2026, the Board of Trustees approved a plan of liquidation for the T-REX 2X Long SBET Daily Target ETF. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2026

23

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

At a meeting held on March 10-11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“TCM”), with respect to the T-REX 2X Long NFLX Daily Target ETF (“NFLU”), the T-REX 2X Long MSTR Daily Target ETF (“MSTU”), and the T-REX 2X Inverse MSTR Daily Target ETF (“MSTZ”) (together, NFLU, MSTU and MSTZ are the “Funds” and each is a “Fund”). The Board reflected on its discussions with the representatives from TCM in the Meeting regarding the manner in which the Funds are managed and the roles and responsibilities of TCM under the Advisory Agreement and took into consideration discussions and materials presented throughout the year.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the responses of TCM to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the responses included a copy of TCM’s financial information, information on TCM’s personnel and services to the Funds, an expense comparison analysis for the Funds and comparable ETFs, and the Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by TCM; (ii) the investment performance of each Fund; (iii) the costs of the services to be provided and profits to be realized by TCM from its relationship with the Funds; (iv) the extent to which economies of scale have been realized and whether advisory fee levels reflect those economies of scale for the benefit of each Fund’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared for or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by TCM to the Funds and their shareholders; (ii) presentations by management of TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Funds; (iii) information pertaining to TCM’s compliance structure; (iv) disclosure information contained in the Trust’s registration statement and TCM’s Form ADV and its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM, including financial information, personnel and the services to be provided by TCM to the Funds, TCM’s compliance program, current legal matters, and other general information; (ii) expenses of each Fund and comparative expense information for other ETFs with strategies similar to the Fund prepared by an independent third party; (iii) the effect of size on the each Fund’s performance and expenses; and (iv) benefits realized by TCM from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services to be provided by TCM

In this regard, the Board considered the responsibilities of TCM under the Advisory Agreement. The Board reviewed the services to be provided by TCM to the Funds, including, without limitation, TCM’s process for formulating investment recommendations and the processes of TCM for assuring compliance with the Funds’ investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by TCM for the Funds among the service providers; and the continued efforts of TCM to promote the Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of TCM; the education and experience of its personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from TCM, the Board concluded that the quality, extent, and nature of the services to be provided by TCM were satisfactory and adequate for the Funds.

2. The investment performance of each Fund

In evaluating each Fund’s performance, the Board considered that each Fund seeks to track a leveraged return on a reference asset on a daily basis. The Board noted that this investment objective rendered a typical comparison of each Fund’s total return performance over longer periods against the total return of funds in its Morningstar category or of a peer group over the same periods less relevant in evaluating performance. As a result, the Board requested and received specialized reports that compared each Fund’s daily tracking error relative to its reference asset to other leveraged ETFs with the same reference asset, to the extent available (each, a “Performance Peer Group”). The Board noted that the reports showed each Fund’s average daily tracking difference for the one-year period ended December 31, 2025 (the “Period”), and for each month during the Period for which said Fund was operational, and the number of trading days during the Period in which each Fund achieved a return that was less than or greater than its target return by certain thresholds.

24

FINANCIAL STATEMENTS | AUGUST 31, 2026

T-REX 2X DAILY TARGET ETFS

Supplemental Information (unaudited) - continued

The Board noted that Broadridge Financial Solutions (“Broadridge”), the independent third party that prepared the reports, had not identified any inverse leveraged ETFs with the same reference asset as NFLU. The Board further noted that during the Period, NFLU had performed better than or in line with other leveraged ETFs that are series of the Trust and are advised by TCM, and that MSTU and MSTZ had performed better than or in line with the funds in their Performance Peer Group. The Board concluded, in light of all the facts and circumstances, that each Fund’s investment performance was satisfactory in light of its investment objective and investment strategy.

3. The costs of services to be provided and profits to be realized by TCM from its relationship with the Funds.

In this regard, the Board considered the financial condition of TCM and TCM’s level of commitment to the Funds. The Board also considered the assets and expenses of each Fund, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by TCM. The Trustees considered the unitary fee structure of the Advisory Agreement. The Board compared the advisory fees and expense ratios of each Fund to the median fees and expense ratios of funds in its customized category selected by Broadridge Financial Solutions (“Broadridge”) from each Fund’s Morningstar category (each a “Category”), and to a peer group selected by Broadridge from its Category (each a “Peer Group”).

The Board noted that the MSTZ’s gross and net advisory fees were lower than the median gross and net advisory fees of its Peer Group, but higher than the median gross and net advisory fees of its Category, and that its gross and net expense ratios were lower than the median gross and net expense ratios of its Peer Group and Category. The Board further noted that MSTU’s advisory fee was equal to the median gross and net advisory fees of its Peer Group, but higher than the median gross and net advisory fees of its Category, and that MSTU’s gross expense ratio was lower than the median gross expense ratios of its Category and Peer Group, and its net expense ratio was equal to the median net expense ratio of its Peer Group and lower than the median gross expense ratio of its Category. The Board noted that NFLU’s gross and net advisory fees were equal to the median gross and net advisory fees of its Peer Group, and higher than the median gross and net advisory fees of its Category; and that NFLU’s gross and net expense ratios were lower than the median gross and net expense ratios of its Peer Group and Category. The Trustees also noted that TCM does not manage any separate accounts with strategies similar to those of the Funds, and that TCM advises other ETFs with leveraged and inverse single stock strategies. The Trustees considered TCM’s profitability in managing the Funds. After further consideration, the Board concluded that the profitability and fees paid to TCM were within an acceptable range of what could have been negotiated at arm’s length in light of all of the facts and circumstances.

4. The extent to which economies of scale would be realized as each Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of each Fund’s shareholders.

The Trustees considered that TCM did not believe that the Funds were yet of sufficient size to achieve economies of scale at current asset levels. The Board acknowledged TCM’s representations that the asset under management of leveraged single stock ETFs, such as the Funds, can change dramatically in short period of time, which could make it challenging to achieve economies of scale. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

5. Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Code of Ethics and other relevant policies of TCM. The Board considered TCM’s past use of soft dollars and noted that TCM represented that it currently does not utilize soft dollars or commission recapture with regard to the Funds. The Board also considered potential benefits for TCM in managing the Funds. Following further consideration and discussion, the Board concluded that the standards and practices of TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by TCM from managing the Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement in respect of the Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Advisory Agreement for a one-year period.

25

FINANCIAL STATEMENTS | AUGUST 31, 2026

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: November 6, 2026

* Print the name and title of each signing officer under his or her signature.